Stock-Based Compensation - Restricted stock units activity (Details) - Restricted Stock Units $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Number of shares
Restricted stock units granted (in shares) | shares	6,066
Non vested at end of period | shares	6,066
Weighted-average grant date fair value
Restricted stock units granted (per share) | $ / shares	$ 16.49
Non vested outstanding at end of period (per share) | $ / shares	$ 16.49
Total unrecognized stock-based compensation expense | $	$ 0.1
Weighted-average period over which unrecognized stock-based compensation expense is expected to be recognized	6 months 22 days